SHARE-BASED PAYMENTS (Details)		6 Months Ended
	May 04, 2020 USD ($)	Jun. 30, 2020 USD ($) installment $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted		1,562,000
Fair value of options on date of grant in U.S. $ thousands		$ 4,834,000
January 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted		95,000
Exercise price for 1 ADS ($) | $ / shares		$ 6.60
Fair value of options on date of grant in U.S. $ thousands		$ 243,000
February 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted		52,500
Exercise price for 1 ADS ($) | $ / shares		$ 6.05
Fair value of options on date of grant in U.S. $ thousands		$ 119,000
March 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted		429,000
Exercise price for 1 ADS ($) | $ / shares		$ 4.87
Fair value of options on date of grant in U.S. $ thousands		$ 970,000
May 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted	219,000	218,000
Fair value of options on date of grant in U.S. $ thousands		$ 831,000
May 2020 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for 1 ADS ($) | $ / shares		$ 6.84
May 2020 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for 1 ADS ($) | $ / shares		$ 7.84
June 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted		767,500
Exercise price for 1 ADS ($) | $ / shares		$ 7.72
Fair value of options on date of grant in U.S. $ thousands		$ 2,671,000
Stock Options | 2020 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price of the Company's ordinary shares | $ / shares		$ 4.87
Expected volatility		57.73%
Risk free interest rate		0.88%
Stock Options | 2020 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price of the Company's ordinary shares | $ / shares		$ 7.84
Expected volatility		61.95%
Risk free interest rate		1.51%
Stock Options | 2020 | Vesting, services exceeding one year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equal quarterly vesting installments | installment		16
Vesting period		4 years
Stock Options | 2020 | Vesting, services exceeding one year | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Service period		1 year
Stock Options | 2020 | Vesting, services not exceeding one year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equal quarterly vesting installments | installment		12
Vesting period		1 year
Percentage of options vesting		0.25%
Option term		10 years
Stock Options | 2020 | Vesting, services not exceeding one year | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Service period		1 year
Other than directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted		1,343,000
Other than directors | January 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted		95,000
Other than directors | February 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted		52,500
Other than directors | March 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted		285,000
Other than directors | May 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted		143,000
Other than directors | June 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted		767,500
To directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted		219,000
To directors | March 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted		144,000
To directors | May 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted		75,000